Convertible Senior Notes - Components of Warrants (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Warrants, proceed amount		$ 38,278	$ 38,278
Warrants, shares	7,716,049		7,716,049
Warrants, strike price	$ 81.14		$ 81.14
Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants, proceed amount	$ 38,278		$ 38,278